UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:



/s/ Steven J. Hulme           La Crosse, Wisconsin        10/26/99
---------------------        ----------------------       ---------
     (Signature)                  (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


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                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               49

Form 13F Information Table Value Total:   $96,211,781.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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                                FORM 13F INFORMATION TABLE

                          Title                Fair
                           of                  Market      Shares/  SH/  Put/  Investmt    Other
Name of Issuer           Class    CUSIP        Value       PRN AMT  PRN  Call   Dscretn   Managers     Sole    Share  None

AT&T Corp.                COM    001957109  1,370,250.00    31,500   SH          Sole                 31,500
Allied Signal Inc.        COM    019512102  3,116,776.00    52,000   SH          Sole                 52,000
Allstate Corp.            COM    020002101  1,571,094.00    63,000   SH          Sole                 63,000
Bank One Corp.            COM    06423A103  1,357,707.00    39,000   SH          Sole                 39,000
BankBoston Corp.          COM    06605R106  2,082,000.00    48,000   SH          Sole                 48,000
Burlington Northern       COM    12189T104  3,162,500.00   115,000   SH          Sole                115,000
 Santa Fe Corp.
CSX Corp.                 COM    126408103  2,034,000.00    48,000   SH          Sole                 48,000
Cardinal Health Inc.      COM    14149Y108  1,417,000.00    26,000   SH          Sole                 26,000
Case Corp.                COM    14743R103  1,183,058.75    23,750   SH          Sole                 23,750
Caterpillar Inc.          COM    149123101  3,398,406.00    62,000   SH          Sole                 62,000
Cendant Corp.             COM    151313103  1,526,500.00    86,000   SH          Sole                 86,000
Chase Manhattan Corp.     COM    16161A108  2,091,656.25    27,750   SH          Sole                 27,750
Cisco Systems Inc.        COM    17275R102  1,491,245.25    21,750   SH          Sole                 21,750
Compaq Computer Corp.     COM    204493100  3,499,875.00   153,000   SH          Sole                153,000
Computer Associates       COM    204912109  2,017,125.00    33,000   SH          Sole                 33,000
 International
Compuware Corp.           COM    205638109  1,615,906.00    62,000   SH          Sole                 62,000
Conseco Inc.              COM    208464107  2,223,000.00   117,000   SH          Sole                117,000
Dana Corp.                COM    235811106  1,225,125.00    33,000   SH          Sole                 33,000
Deere & Co.               COM    244199105  2,282,592.00    59,000   SH          Sole                 59,000
Dell Computer Corp.       COM    247025109  1,463,455.00    35,000   SH          Sole                 35,000
Delta Airlines Inc.       COM    247361108  2,231,000.00    46,000   SH          Sole                 46,000
Eastman Kodak Co.         COM    277461109  3,403,125.00    45,000   SH          Sole                 45,000
Edison International      COM    281020107  1,094,085.00    45,000   SH          Sole                 45,000
Federated Department      COM    31410H101  1,878,584.00    43,000   SH          Sole                 43,000
 Stores Inc.
First Data Corp.          COM    319963104  3,290,625.00    75,000   SH          Sole                 75,000
First Union Corp.         COM    337358105  2,208,750.00    62,000   SH          Sole                 62,000
Ford Motor Co.            COM    345370100  1,030,125.00    20,500   SH          Sole                 20,500
Gap Inc.                  COM    364760108  1,088,000.00    24,000   SH          Sole                 24,000
Gateway Inc.              COM    367626108  1,672,000.00    38,000   SH          Sole                 38,000

Heinz (H J) Co.           COM    423074103  1,075,000.00    25,000   SH          Sole                 25,000
Intel Corp.               COM    458140100  4,904,658.00    66,000   SH          Sole                 66,000
Johnson Controls Inc.     COM    478366107  1,276,525.25    19,250   SH          Sole                 19,250
Kimberly Clark Corp.      COM    494368103  3,118,843.75    59,125   SH          Sole                 59,125
MCI Worldcom Inc.         COM    552688106  1,538,125.00    21,400   SH          Sole                 21,400
Merck & Co. Inc.          COM    589331107  1,490,699.00    23,000   SH          Sole                 23,000
Morgan Stanley Dean       COM    617446448  2,140,512.00    24,000   SH          Sole                 24,000
 Witter Discover
Nucor Corp                COM    670346105  1,083,468.75    22,750   SH          Sole                 22,750
Parker Hannifin Corp.     COM    701094104  1,075,512.00    24,000   SH          Sole                 24,000
Sears Roebuck & Co.       COM    812387108  2,227,625.00    71,000   SH          Sole                 71,000
Sun Microsystems Inc.     COM    866810104  2,697,000.00    29,000   SH          Sole                 29,000
Tenet Healthcare Corp.    COM    88033G100    983,528.00    56,000   SH          Sole                 56,000
Travelers Property        COM    893939108  2,286,250.00    77,500   SH          Sole                 77,500
 Casualty Corp. A
United Healthcare Corp.   COM    910581107  1,911,004.00    39,250   SH          Sole                 39,250
United Technologies Corp. COM    913017109  2,965,650.00    50,000   SH          Sole                 50,000
Warner Lambert Co.        COM    934488107  1,659,375.00    25,000   SH          Sole                 25,000
Washington Mutual Inc.    COM    939322103  1,959,750.00    67,000   SH          Sole                 67,000
Xerox Corp                COM    984121103  1,467,830.00    35,000   SH          Sole                 35,000
Hilfiger (Tommy) Corp.    COM    G8915Z102    916,110.00    32,500   SH          Sole                 32,500
Transocean Offshore Inc.  COM    G90076103  1,408,750.00    45,000   SH          Sole                 45,000
GRAND TOTAL                                96,211,781.00 2,346,025                         2,346,025
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